Intangible Assets - Summary of Key Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Abstract]
Long-term growth rate (%)	2.00%	2.00%
Pre-tax discount rate (%)	12.60%	12.80%